Related Party Transactions	9 Months Ended
Sep. 30, 2023
Related Party Transactions
Related Party Transactions
10.	Related Party Transactions

The following sets forth significant related parties and their relationships with the Company:

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

During the nine months ended September 30, 2022 and 2023, the Group entered in to a series of one-year loan agreements with SINA pursuant to which SINA is entitled to borrow from the Group to facilitate SINA’s business operations. SINA has withdrawn a total of US$830.8 million and US$830.0 million from the Group and repaid US$832.4 million and US$803.4 million to the Group during the nine months ended September 30, 2022 and 2023, respectively. As of December 31, 2022 and September 30, 2023, the loans to and interest receivable from SINA were US$420.4 million and US$429.0 million, respectively.

The following sets forth significant related party transactions with the Group:

	Nine Months Ended September 30,
	2022	2023

	(In thousands)
Transactions with SINA
Revenue billed through SINA	$37,273	$30,933
Revenue from services provided to SINA	25,872	17,670
Total	$63,145	$48,603

Costs and expenses allocated from SINA(1)	$36,010	$27,960
Interest income on loans to SINA	$11,501	$11,204

Transactions with Alibaba
Advertising and marketing revenues from Alibaba – as an advertiser	$64,701	$66,717
Advertising and marketing revenues from Alibaba – as an agent	$223	$—
Services provided by Alibaba	$26,567	$17,754
(1)	Costs and expenses allocated from SINA represented the charges for certain services provided by SINA’s affiliates and charged to the Group using actual cost allocation based on proportional utilization (Note 1). In addition to the allocated costs and expenses, SINA also billed US$27.7 million and US $16.2 million for other costs and expenses incurred by Weibo but paid by SINA for the nine months ended September 30, 2022 and 2023, respectively. During the nine months ended September 30, 2022 and 2023, Weibo allocated US$0.2 million and US$7.2 million to SINA for costs and expenses related to certain of SINA’s activities for which Weibo made the payments, respectively.

The following table sets forth the details of the revenues from SINA by advertising and marketing revenues and value-added services revenues for the periods specified.

	Nine Months Ended September 30,
	2022	2023

	(In thousands)
Transactions with SINA
Advertising and marketing revenues	$47,979	$33,051
Value-added services revenues	15,166	15,552
Total	$63,145	$48,603

The following sets forth related party outstanding balance:

	As of
	December 31,	September 30,
	2022	2023

	(In thousands)
Amount due from SINA(2)	$487,117	$497,108
Payable to SINA for the acquisition of the equity of STC (Note 8)	$218,402	$—
Accounts receivable due from Alibaba	$75,347	$52,307

Loans to and interest receivable (3) (4)
-Company A (an investee providing online brokerage services)	$110,000	$100,000
-Company B (an investee in real estate business)	454,912	338,386
Total	$564,912	$438,386
(2)	The Group uses amount due from/to SINA to settle balances arising from cost and expenses allocated from SINA based on proportional utilization, other expenditures incurred by Weibo business but paid by SINA, transactions with third-party customers and suppliers settled through SINA, as well as business transactions between Weibo and SINA. As of December 31, 2022 and September 30, 2023, the amount due from SINA also included loans to and interest receivable from SINA of US$420.4 million and US$429.0 million at an annual interest rate ranging from 1.0% to 4.0% of maturity within one year, respectively.
(3)	The annual interest rates of the loans were ranging from 4.0% to 6.5% and the maturities of all loans were up to four years.
(4)	The Group estimates the allowance for credit losses on loans and interest receivables not sharing similar risk characteristic on an individual basis. The key factors considered when determining the above allowances for credit losses include the estimated loan collection schedule, discount rate, and assets and financial performance of the borrowers. For the nine months ended September 30, 2022 and 2023, the Group recognized nil and a reversal of US$2.3 million credit losses on loans to and interest receivable from other related parties, respectively.

Other related parties mainly include investee companies on which SINA or Weibo has significant influence. These investees are generally high-tech companies operating in different internet-related business. For the nine months ended September 30, 2022 and 2023, advertising and marketing revenues generated from other related parties were US$33.0 million and US$24.4 million, value-added services revenues generated from other related parties were US$6.5 million and US$1.1 million, and cost and expenses were US$24.5 million and US$21.4 million respectively. As of December 31, 2022 and September 30, 2023, other related parties accounted for outstanding balances of net accounts receivable of US$48.6 million and US$38.9 million, accounts payable of US$21.7 million and US$26.9 million, and accrued and other liabilities of US$6.6 million and US$6.6 million, respectively.